Shareholder Fees - FidelitySAITax-FreeBondFund-PRO	Apr. 01, 2023 USD ($)
FidelitySAITax-FreeBondFund-PRO | Fidelity SAI Tax-Free Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none